Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Related Party Transaction [Line Items]
Royalty payable, as a percentage of revenue			1.00%
Royalty payable, quarterly amount					$ 20,000.00	$ 50,000.00
Sponsorship royalties payable, as a percentage of revenue			25.00%
Affiliated Entity | License and royalty fees
Related Party Transaction [Line Items]
Expenses from related party	$ 60,000.00	$ 20,000.00	$ 80,000.00	$ 90,000.00	150,000
Parent Company | Allocation of corporate expenses
Related Party Transaction [Line Items]
Expenses from related party	0	20,000.00	1,200,000	130,000	130,000
Subsidiary of Common Parent
Related Party Transaction [Line Items]
Related party (payable) receivable	(700,000)	8,900,000	(800,000)	9,000,000.0
Subsidiary of Common Parent | Allocation of corporate expenses
Related Party Transaction [Line Items]
Transaction amounts from related party	$ 140,000	$ 30,000.00	$ (200,000)	$ 300,000	$ 300,000